EARNINGS PER SHARE OF COMMON STOCK (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Reconciliation of Basic and Diluted EPS Attributable to FE
The following table reconciles basic and diluted EPS attributable to FE:

	For the Three Months Ended March 31,
Reconciliation of Basic and Diluted EPS	2026	2025
(In millions, except per share amounts)
Earnings Attributable to FE	$405	$360
Share count information:
Weighted average number of basic shares outstanding	578	577
Assumed exercise of dilutive share-based awards	1	1
Assumed impact of the 2029 Convertible Notes and the 2031 Convertible Notes conversion premium	1	—

Weighted average number of diluted shares outstanding	580	578

EPS Attributable to FE:
Basic EPS	$0.70	$0.62
Diluted EPS	$0.70	$0.62

The following table reconciles basic and diluted EPS attributable to FE:

	For the Years Ended December 31,
Reconciliation of Basic and Diluted EPS of Common Stock	2025	2024	2023
(In millions, except per share amounts)
Earnings Attributable to FE—continuing operations	$1,020	$978	$1,123
Earnings Attributable to FE—discontinued operations, net of tax	—	—	(21)

Earnings Attributable to FE	$1,020	$978	$1,102

Share Count information:
Weighted average number of basic shares outstanding	577	575	573
Assumed exercise of dilutive share-based awards	1	2	1

Weighted average number of diluted shares outstanding	578	577	574

EPS Attributable to FE:
Income from continuing operations, basic	$1.77	$1.70	$1.96
Discontinued operations, basic	—	—	(0.04)

Basic EPS	$1.77	$1.70	$1.92

Income from continuing operations, diluted	$1.76	$1.70	$1.96
Discontinued operations, diluted	—	—	(0.04)

Diluted EPS	$1.76	$1.70	$1.92